Transactions with Related Parties	12 Months Ended
Dec. 31, 2016
Transactions with Related Parties [Abstract]
Transactions with Related Parties
4.      Transactions with Related Parties:

The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2016 are analyzed as follows:

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution	General and Administrative	Interest and Finance Cost
a) Aegean Oil S.A.	$654	$5,889	$-	$63,750	$180	$711	$-	$-
b) Aegean Shipping Management S.A.	1,490	-	-	-	-	-	-	-
c) Gener8 Maritime Inc.	6,074	-	-	-	-	-	200	-
d) Unique Tankers LLC	-	-	-	-	-	-	-	-
e) Melco S.A.	-	-	-	124	-	-	-	-
f) Aegean V	-	-	-	-	-	-	-	-
g) Aegean VIII	-	5,275	-	-	-	-	-	-
h) Grady Properties Corp. SA	-	-	-	-	-	-	-	215
i) Other	947	103	230	-	-	-	886	-
Total	$9,165	$11,267	$230	$63,874	$180	$711	$1,086	$215

	Due from related companies	Trade Receivables from related companies	Other Payables to related companies	Short-term borrowings from related companies
a) Aegean Oil	$8,212	$7,941	$31	$-
b) Aegean Shipping Management	28	2,487	-	-
c) Gener8 Maritime	-	-	-	-
d) Unique Tankers	-	-	-	-
e) Melco	-	-	25	-
f) Aegean V	100	-	-	-
g) Aegean VIII	11	-	-	-
h) Grady Properties Corp. SA	-	-	-	20,000
i) Other	1,197	1,081	1,288	-
Total	$9,548	$11,509	$1,344	$20,000

*Included in the revenues from related parties in the accompanying consolidated statements of income.

The transactions with related parties presented in the accompanying consolidated financial statements as of and for the year ended December 31, 2015 are analyzed as follows:

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution
a) Aegean Oil	$-	$2,732	$-	$133,985	$180	$781
b) Aegean Shipping Management	1,724	-	-	-	-	-
c) Gener8 Maritime	7,570	-	-	233	-	-
d) Unique Tankers	1,247	-	-	-	-	-
e) Melco	-	-	150	2,739	-	-
f) Aegean V	-	-	-	-	-	-
g) Aegean VIII	-	5,345	-	-	-	-
h) Grady Properties Corp. SA	-	-	-	-	-	-
i) Other	1,192	98	-	-	-	-
Total	$11,733	$8,175	$150	$136,957	$180	$781

	Due from related companies	Trade Receivables from related companies	Other Payables to related companies
a) Aegean Oil	$4,524	$14,309	$10
b) Aegean Shipping Management	1,190	3,542	-
c) Gener8 Maritime	-	798	-
d) Unique Tankers	-	-	-
e) Melco	-	-	22
f) Aegean V	100	-	-
g) Aegean VIII	581	-	-
h) Grady Properties Corp. SA
i) Other	492	314	1,158
Total	$6,887	$18,963	$1,190

*Included in the revenues from related parties in the accompanying consolidated statements of income.

The transactions with related parties presented in the accompanying consolidated financial statements for the year ended December 31, 2014 are analyzed as follows:

	Sales of Marine Petroleum Products- related companies*	Voyage Revenues*	Other Revenues*	Cost of Marine Petroleum Products- related companies	Cost of voyage revenues	Selling and Distribution
a) Aegean Oil	$-	$-	$-	$342,666	$1,362	$1,700
b) Aegean Shipping Management	7,653	-	41	1,430	-	-
c) Gener8 Maritime	7,190	-	-	1,542	-	-
d) Unique Tankers	9,858	-	-	-	-	-
e) Melco	3,709	-	-	5,888	-	-
f) Aegean V	-	1,809	-	-	-	-
g) Aegean VIII	-	3,352	-	-	-	-
h) Grady Properties Corp. SA	-	-	-	-	-	-
i) Other	2,838	107	-	-	-	-
Total	$31,248	$5,268	$41	$351,526	$1,362	$1,700

*Included in the revenues from related parties in the accompanying consolidated statements of income.

(a)      Aegean Oil S.A. (the "Greek Subcontractor"):

The Greek Subcontractor, owned and controlled by relatives of Mr. Dimitris Melisanidis, is a diversified energy group principally engaged in the downstream gasoline industry in Greece where it manages a network of approximately 560 service stations. The Greek Subcontractor is managed by a full-time executive team and has no common management with the Company. In addition to its principal operations, the Greek Subcontractor is also a licensed trader and physical supplier of marine petroleum products in Greece.

On April 1, 2005, the Company renewed its contract with a ten-year Marine Fuel Supply Service Agreement with the Greek Subcontractor. This contract stipulates that the Company and the Greek Subcontractor must transact for a minimum quantity of marine fuel per month. Under the contract, the Greek Subcontractor undertakes to sell the marine petroleum products to the Company at an amount equal to the Greek Subcontractor's purchase cost of the marine petroleum products from selected Greek refineries, plus a margin. The margin is reviewed and renegotiated annually between the parties. Payments of the Greek Subcontractor's invoices are made within 30 calendar days from the date of receipt of the invoice. Penalties of 10% are imposed on late payments. If requested, the Company undertakes to provide security to the Greek Subcontractor by way of a standby letter of credit or other mutually acceptable guarantee in relation to any outstanding balance from time to time. The agreement terminates on December 31, 2017 unless any of the following situations occur prior to the termination date: (i) the Greek Subcontractor's petroleum trading license terminates or is revoked by the Greek authorities, (ii) upon the breach by any party in the performance of any of its obligations, as defined in the agreement, (iii) upon the liquidation or bankruptcy of any party. The Company has a unilateral right to terminate the agreement by serving 12 months written notice. During the years ended December 2016, 2015 and 2014, the Company purchased from the Greek Subcontractor marine petroleum products of $63,750, $133,985 and $342,666, respectively, all of which are included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.

Additionally, during the years ended December 31, 2016, 2015 and 2014 the Company purchased marine petroleum products of $180, $180 and $1,362, respectively that were consumed in connection with its voyage revenues and are included in the cost of revenues- related parties in the accompanying consolidated statements of income. During the years ended December 31, 2016, 2015 and 2014, purchases of marine petroleum products of amount $711, $781 and $1,700 were included in the selling and distribution expenses in the accompanying consolidated statements of income.

As of December 31, 2016 and 2015, the amounts due from the Greek Subcontractor for sales of marine petroleum products were $7,941 and $14,309, respectively, due to prepayments, and are included under trade receivables from related companies in the accompanying consolidated balance sheets.

On July 1 2015, the Company signed an additional contract with the Greek Subcontractor, under which it provides barging services through its vessels located in Piraeus. During the years ended December 31, 2016, 2015 and 2014, the Company recorded voyage revenues of $5,889, $2,732 and $0, respectively, under this agreement.

As at December 31, 2016 and 2015, the amounts due from the Greek Subcontractor were $8,212 and $4,524, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

As at December 31, 2016 and 2015, the Company is also liable to the Greek Subcontractor for the amount of $31 and $10 deriving from the purchase of bunkers for own consumption and are included under other payables to related parties in the accompanying consolidated balance sheets.

(b)      Aegean Shipping Management S.A. and certain vessel-owning companies (hereinafter collectively referred to as "Aegean Shipping"):

Aegean Shipping is owned by relatives of Mr. Dimitris Melisanidis and is the owner and operator of an international shipping fleet of tankers that are chartered out in the international spot markets. Aegean Shipping is managed by a full-time executive team and has no common management with the Company.

Aegean Shipping is a customer of the Company. It purchases marine fuel and lubricants, which it consumes during the voyages of its vessels. The Company's sales of marine fuel and lubricants to Aegean Shipping for the years ended December 31, 2016, 2015 and 2014, amounted to $1,490, $1,724 and $7,653, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.

As at December 31, 2016 and 2015, the amounts due from Aegean Shipping for sales of marine petroleum products were $2,487 and $3,542 respectively, and are included under trade receivables from related companies in the accompanying consolidated balance sheets.

The Company occasionally uses vessels of Aegean Shipping for transportation of its cargo. It incurred hire charges from Aegean Shipping amounting to $0, $0 and $1,430 for the years ended December 31, 2016, 2015 and 2014, respectively, which is included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.

As at December 31, 2016 and 2015, the amounts due from Aegean Shipping were $28 and $1,190 respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

(c)      Gener8 Maritime Inc ("Gener8 Maritime"):

Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, also serves as Chairman, President and Chief Executive Officer of Gener8 Maritime which is a tanker company.

During the years ended December 31, 2016, 2015 and 2014, the Company's sales to Gener8 Maritime amounted to $6,074, $7,570 and $7,190, respectively, which are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income. The Company also uses vessels of Gener8 Maritime for transportation of its cargo and incurred hire charges from Gener8 Maritime amounting to $0, $233 and $1,542 for the years ended December 31, 2016, 2015 and 2014, respectively, which is included under related companies' cost of marine petroleum products sold in the accompanying consolidated statements of income.

As at December 31, 2016 and 2015, the amounts due from Gener8 Maritime were $0 and $798, respectively, which are included under trade receivables from related companies in the accompanying consolidated balance sheets.

(d)      Unique Tankers LLC ("Unique Tankers"):

Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos, is affiliated with Unique Tankers, a tanker pool which is a fully owned subsidiary of General Maritime.  During the years ended December 31, 2016, 2015 and 2014, the Company's sales to Unique Tankers amounted to $0, $1,247 and $9,858, respectively, which are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income. As at December 31, 2016 and 2015, the amounts due from Unique Tankers were $0 and $0, respectively, which are included under due from related companies in the accompanying consolidated balance sheets.
(e)      Melco S.A. ("Melco")

During the year ended December 31, 2016, the Company sold to and purchased from Melco, which is owned and controlled by relatives of Mr. Dimitris Melisanidis, marine petroleum products of $0 and $124, respectively, which is included under the related companies' sales and cost of marine petroleum products in the accompanying consolidated statements of income. During the year ended December 31, 2015, the Company sold to and purchased from Melco marine petroleum products of $0 and $2,739, respectively. During the year ended December 31, 2014, the Company sold to and purchased from Melco, marine petroleum products of $3,709 and $5,888, respectively. As at December 31, 2016 and 2015, the Company had a liability to Melco of $25 and $22, respectively, included under the other payables to related companies in the accompanying consolidated balance sheets.

(f)      Aegean V ("Aegean V'')

In 2011, two vessel-owning subsidiaries of the Company entered into separate contracts with Aegean V, which is owned and controlled by relatives of Mr. Dimitris Melisanidis. According to these agreements the vessels Amorgos and Karpathos provide freight services to the related party and recognize revenue that is dependent on the distance and the volumes of the transportation. For the years ended December 31, 2016, 2015 and 2014 the Company's revenues under these contracts were $0, $0 and $1,809, respectively, and are presented under the revenues from related parties in the accompanying consolidated statements of income.

As at December 31, 2016 and 2015, the amounts due from Aegean V were $100 and $100, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

(g)      Aegean VIII ("Aegean VIII'')

In 2014, three vessel-owning subsidiaries of the Company entered into separate contracts with Aegean VIII, which is owned and controlled by relatives of Mr. Dimitris Melisanidis. According to these agreements the vessels Amorgos, Karpathos and Naxos provided freight services to the related party and recognize revenue that is dependent on the distance and the volumes of the transportation. For the years ended December 31, 2016, 2015 and 2014, the Company's revenues under these contracts were $5,275, $5,345 and $3,352, respectively, and are presented under the revenues from related parties in the accompanying consolidated statements of income.

As at December 31, 2016 and 2015, the amounts due from Aegean V were $11 and $581, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

(h)      Grady Properties Corporation SA ("Grady"):

On October 24, 2016, Aegean Marine Petroleum S.A. signed a loan agreement with a company owned by relatives of Mr. Dimitris Melisanidis, for an amount up to $25,000. The facility bears interest at 6%. The amount due as of December 31, 2016, was $20,000 and is included under short-term borrowings from related companies in the accompanying consolidated balance sheets. The accrued interest expense related to this loan agreement was $215 and is included under the interest and finance costs in consolidated statements of income.

(i)      Other companies:

The amounts due from other companies affiliated with Aegean's Chairman of the Board, Mr. Peter C. Georgiopoulos for sales of marine petroleum products, were $1 and $192 as of December 31, 2016 and 2015, respectively, and are included under trade receivables from related companies in the accompanying consolidated balance sheets.

The amounts due from other companies owned Mr. Dimitris Melisanidis or his relatives for sales of marine petroleum products were $139 and $122 as of December 31, 2016 and 2015, respectively, and are included under trade receivables from related companies in the accompanying consolidated balance sheets. Other amounts due from other companies owned Mr. Dimitris Melisanidis or his relatives were $1,197 and $492 as of December 31, 2016 and 2015, respectively, and are included under due from related companies in the accompanying consolidated balance sheets.

On August 17, 2016, an independent committee of our board of directors authorized the Company to enter into a stock purchase agreement to repurchase 11,303,031 million shares beneficially owned by our founder Mr. Dimitris Melisanidis. As of the same date, Mr. Melisanidis stepped down from his role as head of corporate development. On September 15, 2016, under the terms of the transaction, the Company repurchased the shares at a price of $8.81 per share, based on the close of trading on August 16, 2016, for a total consideration of 99,580.

The amounts due to other companies owned Mr. Dimitris Melisanidis or his relatives were $1,288 and $1,158 as of December 31, 2016 and 2015, respectively, and are included under other payables to related companies in the accompanying consolidated balance sheets.

Sales of marine petroleum products to other companies of Mr. Peter C. Georgiopoulos were $633, $1,005 and $2,838 for the years ended December 31, 2016, 2015 and 2014, respectively, and are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income.

Sales of marine petroleum products to other companies of Mr. Dimitris Melisanidis or his relatives were $314, $187 and $0 for the years ended December 31, 2016, 2015 and 2014, respectively, and are included under related companies' sales of marine petroleum products in the accompanying consolidated statements of income.

Voyage and other revenues from other companies owned Mr. Dimitris Melisanidis or his relatives were $103, $98 and $107 as of December 31, 2016, 2015 and 2014, respectively, and are included under related companies' revenues in the accompanying consolidated statements of income.

Under general and administrative expenses in the accompanying consolidated statements of income the Company includes office rentals paid to a related company owned by Mr. Dimitris Melisanidis under the head offices rental agreements of $602, $602 and $732 as of December 31, 2016, 2015 and 2014, respectively.

On September 9, 2016, the Company sold the vessel Aegean Princess to a related company owned by relatives of Mr. Dimitris Melisanidis. The loss on sale of this vessel of $3,922 is included under the loss on sale of vessels, net in the consolidated statements of income. As of December 31, 2016, the amount due from the sale was $400 and is included in the other receivables from related parties.